Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Current Liabilities [Abstract]
Schedule of other current liabilities
As at December 31,	2022	2021
Deferred revenue (Note 23)	$66,828	$78,157
Decommissioning liabilities (Note 23)	975	991
Uncertain tax positions	1,315	1,315
Lease liabilities	2,120	1,949
Other	4,730	2,646
Other current liabilities	$75,968	$85,058